INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORIES
Schedule of inventories

in € thousand	12/31/2023	12/31/2022
Raw materials and supplies	4,386	5,513
Work in progress	6,038	11,098
Finished goods	5,928	8,419
Inventories	16,353	25,029